Significant Components of Deferred Tax Assets and Liabilities (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Deferred tax assets:
Accrued liabilities for loyalty programs	¥ 116,137	¥ 110,700
Property, plant and equipment and intangible assets principally due to differences in depreciation and amortization	93,924	91,105
Liability for employees' retirement benefits	61,191	55,881
Deferred revenues regarding "Nikagetsu Kurikoshi" (2-month carry-over)	28,453	29,451
Foreign currency translation adjustment	23,543	11,266
Investments in affiliates	19,342	9,574
Marketable securities and other investments	15,322	11,694
Compensated absences	12,730	12,758
Accrued enterprise tax	12,513	13,903
Accrued bonus	7,377	7,287
Asset retirement obligations	6,373	3,670
Inventories	4,409	8,989
Accrued commissions to agent resellers	4,355	4,600
Other	23,491	19,115
Sub-total deferred tax assets	429,160	389,993
Less: Valuation allowance	(2,338)	(1,257)
Total deferred tax assets	426,822	388,736
Deferred tax liabilities:
Identifiable intangible assets	5,503	4,135
Unrealized holding gains on available-for-sale securities	3,927	7,610
Property, plant and equipment due to differences in capitalized interest	2,358	3,066
Other	1,650	753
Total deferred tax liabilities	13,438	15,564
Net deferred tax assets	¥ 413,384	¥ 373,172